Borrowings (Contractual Maturities of Other Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Borrowings [Abstract]
2020	$ 22,435
2021	10,080
2022	8,654
2023	15,269
Long-term Federal Home Loan Bank Advances, Total	$ 56,438	$ 52,284